Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related-party Transactions
Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Short-term employee benefits	$829	855	822
Post-employment benefits	7	7	7
Share-based compensation	226	41	14
	$1,062	903	843